CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Reclassifications Out of Accumulated Other Comprehensive Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Reclassifications Out of Accumulated Other Comprehensive Income
Reclassification translation adjustment, net of tax, nil	₽ (893)	$ (12.1)
Foreign currency gains/ (losses), tax	₽ 0		₽ 0	₽ 0
Percentage of interest in the charter capital sold	25.00%	25.00%
Foreign Currency Translation Adjustments, net of tax of nil | Reclassifications out of accumulated other comprehensive income | Other Nonoperating Income (Expense) [Member]
Reclassifications Out of Accumulated Other Comprehensive Income
Reclassification translation adjustment, net of tax, nil	₽ 893	$ 12.1